Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (1,046,679)	$ (940,662)	$ (8,045,803)	$ (4,971,277)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	7,450	6,668	26,137	28,074
Gain on debt extinguishment (PPP)		(90,100)	(90,100)
Net change in unrealized depreciation in gold bullions	(22,951)		13,004
Stock issued for services			242,100
Loss on disposal of fixed assets			49,321
Amortization of debt discount	362,032	235,492	4,702,918	50,505
Imputed interest - related party	18,385	20,429	82,851	58,817
Fair value of options issued for services				2,845,459
Warrants issued/(cancelled) to consultants	61,541	78,246	600,278
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	7,104	443	(8,467)	29,157
Operating lease right-of-use, net	10,992	40,928	90,072	108,217
Increase in accrued expenses and other payables - related party	111,857	224,464	441,574	657,520
(Decrease)Increase in accounts payable	21,593	45,640	199,723	39,055
Operating lease liabilities, current	(10,643)	(40,201)	(104,417)	(100,239)
Net Cash Used In Operating Activities	(479,319)	(418,653)	(1,800,809)	(1,254,712)
Cash Flows From Investing Activities:
Investment in gold bullions			(450,216)
Purchase of Fixed Assets			(97,154)
Net Cash Used In Investing Activities			(547,370)
Cash Flows From Financing Activities:
Repayment of notes payable - related party	(40,000)
Proceeds from notes payable - related party				1,015,000
Proceeds from convertible note payable, net of original issue discount	1,490,000	450,000	3,670,000	950,000
Payment of debt offering costs	(115,000)			(86,000)
Principal payments on debt	(20,000)	(10,000)	(50,000)	(40,000)
Contributed capital - related party				17,495
Proceeds from SBA Paycheck Protection Loan				90,100
Proceeds from warrant exercise	739,864	88,784	266,332
Net Cash Provided by Financing Activities	2,054,864	528,784	3,886,332	1,946,595
Net Increase in Cash	1,575,545	110,131	1,538,153	691,883
Cash at Beginning of Year	2,355,060	816,907	816,907	125,024
Cash at End of Year	3,930,605	927,038	2,355,060	816,907
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise		381,317	292,533	365,157
Beneficial conversion feature in connection with convertible debt	625,003	450,000	3,670,000	864,000
Shares issued in connection with convertible note payable	$ 796,301		4,461,931
Original issue discount in connection with convertible debt				50,000
Adoption of lease standard ASC 842			115,390
Cancellation and forgiveness of lease - related party			44,419
Cancellation and forgiveness of lease			$ 241,800